United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Quarter ended 07/31/13

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—85.0%
		Aerospace/Defense—0.8%
$1,125,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$888,750
5,975,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	6,191,594
4,725,000	[1,2]	TransDigm, Inc., 7.50%, 7/15/2021	5,020,312
4,300,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	4,606,375
4,900,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	4,814,250
		TOTAL	21,521,281
		Automotive—4.1%
4,975,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	5,149,125
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,574,000
1,950,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,059,688
7,075,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	7,517,187
4,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,550,000
3,700,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,134,750
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,736,963
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	756,000
5,350,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	3,203,313
4,175,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,655,125
6,825,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	6,927,375
3,175,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	3,127,375
6,150,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	6,841,875
7,550,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	7,436,750
4,900,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	5,108,250
4,675,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	4,558,125
3,850,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	3,946,250
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,914,594
5,050,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,681,250
2,075,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,241,000
1,450,000	[1,2]	TRW Automotive, Inc., Series 144A, 4.50%, 3/1/2021	1,450,000
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	813,750
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,026,000
3,205,000		Tomkins LLC/Tomkins Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	3,509,475
520,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	550,555
12,000,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,360,000
		TOTAL	107,828,775
		Building Materials—2.7%
850,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	850,000
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,262,625
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,742,812
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	567,000
550,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	566,500
2,700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,848,500
7,275,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	7,893,375
5,300,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	5,803,500
6,500,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	6,768,125
5,500,000	[1,2]	Nortek, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	5,926,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	$1,344,438
5,425,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	5,899,687
1,125,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	1,206,563
4,632,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	5,014,140
4,475,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	4,631,625
7,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,532,062
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,125,000
4,375,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	4,856,250
		TOTAL	71,838,452
		Chemicals—2.3%
1,375,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	1,392,188
2,450,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	2,425,500
1,800,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	1,782,000
4,575,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	4,472,062
500,000		Chemtura Corp., 5.75%, 7/15/2021	500,000
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	754,250
9,900,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	10,296,000
800,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	763,000
1,375,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,325,156
575,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	590,813
10,900,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	11,390,500
3,625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,688,437
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	990,938
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	703,125
675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	723,938
2,775,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,983,125
1,200,000	[1,2]	Nova Chemicals Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,203,750
6,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,678,000
2,575,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	2,581,437
4,000,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	4,080,000
		TOTAL	59,324,219
		Construction Machinery—0.4%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,347,000
775,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	883,500
975,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	1,048,125
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	830,625
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	840,000
5,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,731,312
750,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	782,813
		TOTAL	11,463,375
		Consumer Products—2.9%
11,225,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	11,954,625
2,675,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	2,788,688
2,925,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	2,800,688
8,425,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	8,783,062
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,887,219
7,515,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	8,078,625
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	2,946,962
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,713,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$8,425,000		ServiceMaster Co., 7.00%, 8/15/2020	$7,887,906
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,413,750
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	584,500
5,275,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	5,182,687
500,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	532,500
1,700,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	1,823,250
1,575,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,744,313
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,680,500
2,800,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	2,807,000
6,650,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,317,500
2,000,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	2,100,000
		TOTAL	77,027,150
		Energy—7.2%
2,725,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	34,063
5,325,000		Antero Resources Corp., 6.00%, 12/1/2020	5,378,250
5,125,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	5,214,687
5,500,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	5,582,500
1,100,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,097,250
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,011,250
3,775,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	4,228,000
3,850,000		Chaparral Energy Inc., Series WI, 7.625%, 11/15/2022	3,955,875
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,575,000
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,383,500
5,100,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	5,610,000
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,907,500
5,225,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	5,303,375
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	553,875
5,725,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	5,896,750
2,675,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,755,250
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,500,750
3,250,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	3,575,000
7,850,000		Concho Resources, Inc., 5.50%, 4/1/2023	7,869,625
2,825,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,754,375
850,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	913,750
7,500,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	8,550,000
2,789,746	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	2,873,438
2,700,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	2,848,500
3,375,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	3,763,125
2,750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	2,777,500
8,375,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	8,312,187
5,925,000		Halcon Resources Corp., Sr. Unsecd. Note, 9.75%, 7/15/2020	6,176,812
2,050,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	2,067,938
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,015,000
2,950,000	[1,2]	Linn Energy LLC, Series 144A, 6.25%, 11/1/2019	2,787,750
2,250,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	2,199,375
6,175,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,452,875
1,800,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,260,000
9,175,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	9,220,875
4,900,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,059,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$2,925,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	$3,107,812
2,525,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	2,689,125
2,975,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	3,041,938
5,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,748,750
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,518,862
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,608,201
2,075,000		Range Resources Corp., 5.00%, 8/15/2022	2,106,125
2,400,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,346,000
2,050,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,039,750
1,025,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,009,625
5,675,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	5,788,500
3,875,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	4,243,125
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	662,500
9,250,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	9,828,125
		TOTAL	189,203,688
		Entertainment—0.6%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,658,000
1,975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	1,913,281
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,314,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	2,919,125
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,607,750
6,350,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,223,000
		TOTAL	16,635,156
		Environmental—0.2%
4,575,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	4,838,063
		Financial Institutions—4.1%
4,575,000		Ally Financial, Inc., 3.50%, 7/18/2016	4,612,872
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,789,205
3,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,485,250
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	486,000
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,350,813
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,892,188
9,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	10,413,454
5,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	5,892,929
2,050,000		CIT Group, Inc., 5.00%, 5/15/2017	2,173,000
9,200,000		CIT Group, Inc., 5.25%, 3/15/2018	9,821,000
825,000		CIT Group, Inc., 5.375%, 5/15/2020	866,250
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	2,975,625
2,825,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,135,750
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,078,750
825,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	811,128
1,000,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	998,125
950,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	931,000
950,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	914,375
5,150,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,947,219
6,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	6,825,187
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,614,705
6,925,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	7,340,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	$2,204,000
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,250,156
3,775,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	4,350,688
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,238,000
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	995,125
12,475,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	12,693,312
		TOTAL	108,086,606
		Food & Beverage—5.5%
17,025,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	17,791,125
4,300,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	4,165,625
4,800,000		Constellation Brands, Inc., 6.00%, 5/1/2022	5,208,000
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,247,750
7,250,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	8,274,062
17,200,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	18,060,000
15,550,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	14,966,875
9,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	10,331,750
12,175,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	12,692,437
10,950,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	10,320,375
3,550,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	3,811,813
7,775,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	8,241,500
800,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	804,000
1,200,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	1,206,000
3,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,968,125
21,675,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	23,192,250
		TOTAL	145,281,687
		Gaming—2.6%
5,475,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	5,844,562
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,225,438
4,125,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	3,854,297
4,575,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,552,125
4,825,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,027,047
9,725,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,819,062
5,925,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,317,531
3,375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,927,656
1,225,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,350,563
2,425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	2,552,313
5,000,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	5,046,875
5,822,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,345,980
2,240,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,408,000
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,387,750
7,450,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,822,500
		TOTAL	69,481,699
		Health Care—8.7%
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	7,807,000
8,350,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	8,610,937
10,225,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	10,493,406
1,700,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,720,188
8,825,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,802,937
575,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	586,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,250,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	$1,371,875
5,000,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,312,500
6,275,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	6,384,813
8,250,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	8,992,500
4,775,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,186,844
12,775,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	13,924,750
2,700,000		HCA, Inc., 6.25%, 2/15/2021	2,808,000
2,800,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	2,964,500
6,550,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	6,631,875
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	101,500
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,370,375
13,625,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	15,396,250
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,488,875
10,425,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,998,375
950,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,023,625
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,529,000
4,550,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	4,663,750
10,250,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	11,403,125
5,975,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	6,662,125
4,975,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	4,583,219
5,800,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	5,423,000
4,775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	5,312,188
8,125,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,632,812
10,750,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	11,287,500
1,100,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,166,000
13,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	14,600,125
9,325,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	9,942,781
4,150,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	4,565,000
		TOTAL	227,748,250
		Industrial - Other—3.0%
1,450,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,547,875
5,225,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	5,225,000
4,650,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,010,375
4,775,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,252,500
1,275,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,271,813
4,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	3,930,000
8,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,762,062
2,250,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	2,435,625
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,176,250
2,600,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,522,000
2,025,000		Mastec, Inc., 4.875%, 3/15/2023	1,908,563
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,373,750
2,625,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	2,690,625
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,266,938
6,725,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	7,111,687
600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	660,750
5,925,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	6,110,156
4,275,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	4,638,375
6,300,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,819,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$5,125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	$5,227,500
		TOTAL	78,941,594
		Lodging—0.4%
2,350,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	2,479,250
900,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	986,023
842,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	854,009
5,375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	5,442,187
		TOTAL	9,761,469
		Media - Cable—2.0%
3,225,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	3,112,125
3,525,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	3,657,188
4,950,000		Charter Communications Holdings II, 5.125%, 2/15/2023	4,554,000
4,275,000		Charter Communications Holdings II, 5.75%, 1/15/2024	4,007,812
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	899,063
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,353,125
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	191,188
8,950,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	8,457,750
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,343,000
7,525,000	[1,2]	DISH DBS Corporation, Series 144A, 5.125%, 5/1/2020	7,430,937
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,475,375
9,050,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	9,072,625
6,125,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	6,316,406
		TOTAL	52,870,594
		Media - Non-Cable—6.2%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,262,500
4,425,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,314,375
3,150,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	3,378,375
12,750,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	12,622,500
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,158,000
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	735,000
8,725,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	9,248,500
5,575,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	5,853,750
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,112,750
7,125,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,285,312
8,150,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	8,160,187
6,225,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,112,062
1,649,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	1,757,224
7,475,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	7,895,469
10,150,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	10,949,312
1,450,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,576,875
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,300,656
5,350,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	5,162,750
4,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	4,289,813
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,520,750
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,558,594
725,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	750,375
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,867,813
6,625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	6,542,188
9,300,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,299,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$1,800,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	$1,660,500
5,725,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	5,567,563
900,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,019,250
9,775,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,263,750
7,075,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	7,570,250
3,750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,153,125
		TOTAL	162,949,318
		Metals & Mining—0.2%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
6,075,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	5,680,125
825,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	812,625
		TOTAL	6,492,760
		Packaging & Containers—4.2%
9,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	10,491,250
4,400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	4,345,000
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,844,500
7,325,000		Ball Corp., 4.00%, 11/15/2023	6,729,844
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,838,687
2,750,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,997,500
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,795,625
6,450,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,837,000
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	800,625
8,175,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	7,664,062
2,900,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	3,320,500
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,176,875
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	3,066,375
10,475,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	10,697,594
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,698,125
3,275,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,422,375
14,850,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	16,112,250
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	375,375
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	624,375
9,750,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,945,000
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	2,278,500
7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,265,000
		TOTAL	109,326,437
		Paper—0.4%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,894,375
2,000,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,900,000
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	874,000
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,042,250
3,025,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,155,151
		TOTAL	9,865,776
		Restaurants—0.9%
8,075,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	9,145,018
5,450,000		NPC INTL/OPER CO A&B Inc., Series WI, 10.50%, 1/15/2020	6,281,125
8,350,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	8,323,906
		TOTAL	23,750,049

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—4.6%
$9,025,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	$9,340,875
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,303,125
1,175,000	[1,2]	CST Brands, Inc., 5.00%, 5/1/2023	1,166,188
6,350,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	6,477,000
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,589,313
3,950,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	3,851,250
7,275,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,602,375
10,625,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	10,970,312
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,009,125
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	862,750
5,475,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	5,700,844
9,150,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,962,062
4,500,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	4,567,500
9,025,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,295,750
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,220,000
9,000,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	9,000,000
5,650,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	6,215,000
2,900,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	3,030,500
3,600,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	3,960,000
8,900,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	9,244,964
1,425,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,474,875
6,400,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	6,592,064
		TOTAL	121,435,872
		Services—0.6%
1,375,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	1,431,719
250,000	[1,2]	Garda World Security Corp., Series 144A, 9.75%, 3/15/2017	269,375
6,175,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	6,669,000
4,975,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	5,186,437
1,150,000	[1,2]	Monitronics International, Inc., Sr. Note, Series 144A, 9.125%, 4/1/2020	1,198,875
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	821,250
		TOTAL	15,576,656
		Technology—12.0%
4,450,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	4,338,750
550,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	545,875
3,775,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	3,850,500
1,505,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,595,300
10,500,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,576,250
5,700,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	5,700,000
11,375,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	12,540,937
5,125,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	5,150,625
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	5,133,125
12,375,000	[1,2]	DataTel Inc., Series 144A, 9.75%, 1/15/2019	13,488,750
8,500,000		Emdeon, Inc., 11.00%, 12/31/2019	9,753,750
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,129,250
8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,479,687
2,800,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	2,912,000
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,002,250
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,431,250
20,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	21,440,812

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,250,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	$4,207,500
3,250,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,656,250
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,714,781
7,625,000		IAC Interactive Corp., 4.75%, 12/15/2022	7,243,750
3,300,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,576,375
8,250,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	8,518,125
5,500,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,187,500
2,875,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,731,250
3,150,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,504,375
7,825,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	7,864,125
10,875,000		Lawson Software Inc., Series WI, 11.50%, 7/15/2018	12,587,812
8,200,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	9,204,500
8,400,000		Lender Processing Services, 5.75%, 4/15/2023	9,030,000
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	2,155,663
3,825,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	3,825,000
4,550,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	3,799,250
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,956,938
6,325,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,151,063
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,143,250
1,575,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,626,188
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,341,563
8,150,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	7,987,000
2,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,200,000
8,725,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	8,376,000
40,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	44,650
3,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	3,842,250
3,325,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,632,563
3,825,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	3,911,063
4,750,000		Solera Holdings, Inc., Company Guarantee, 6.75%, 6/15/2018	5,094,375
4,575,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,758,000
6,400,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	6,672,000
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	612,375
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,706,000
13,300,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	14,430,500
275,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	310,406
6,100,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	6,549,875
5,675,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	6,185,750
5,325,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	5,724,375
		TOTAL	314,131,551
		Textile—0.1%
1,275,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,252,688
		Transportation—0.4%
1,775,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,890,375
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	5,114,812
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,666,063
2,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	2,146,500
		TOTAL	10,817,750
		Utility - Electric—1.2%
3,938,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	4,233,350

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,500,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	$1,428,750
3,800,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	3,895,000
3,700,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	4,134,750
2,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	2,175,000
226,935	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	184,258
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,230,000
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,108,000
3,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,450,500
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,928,250
3,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	3,577,500
		TOTAL	31,345,358
		Utility - Natural Gas—2.7%
8,775,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	8,380,125
1,525,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,605,062
2,000,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,260,000
2,350,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,514,500
6,650,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,178,190
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	713,967
11,675,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	13,207,344
2,475,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,598,750
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	989,750
2,775,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	2,802,750
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,569,625
3,975,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,756,375
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,659,800
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,674,750
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,214,000
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,085,000
8,375,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	8,280,781
1,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,249,500
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	202,750
2,071,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,236,680
443,000		Suburban Propane Partners LP, Series WI, 7.50%, 10/1/2018	480,655
3,125,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,152,344
1,100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,116,500
		TOTAL	70,929,198
		Wireless Communications—3.2%
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,052,813
5,925,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	6,458,250
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,383,063
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,896,250
8,400,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,072,000
5,925,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,243,469
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,090,000
7,075,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	7,243,031
1,200,000	[1,2]	MetroPCS Wireless, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2021	1,228,500
18,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	16,811,875
6,625,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	7,039,062
2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	3,265,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	$3,339,750
13,075,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	12,650,062
		TOTAL	82,773,750
		Wireline Communications—0.8%
5,250,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	5,473,125
2,825,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	3,058,062
2,025,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,237,625
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,861,625
1,525,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,540,250
2,100,000		Windstream Corp., 6.375%, 8/1/2023	2,005,500
1,450,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,551,500
		TOTAL	20,727,687
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,179,920,550)	2,233,226,908
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,120	[4]	General Motors Co.	76,044
532	[4]	Motors Liquidation Co.	17,370
		TOTAL	93,414
		Media - Non-Cable—0.0%
225,000	[4,6]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	281
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,418)	93,695
		PREFERRED STOCK—0.0%
		Finance - Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	316,009
		WARRANTS—0.0%
		Automotive—0.0%
1,927	[4]	General Motors Co., Warrants	50,642
1,927	[4]	General Motors Co., Warrants	35,900
		TOTAL WARRANTS (IDENTIFIED COST $205,949)	86,542
		MUTUAL FUND—11.9%
47,273,332	[7]	High Yield Bond Portfolio (IDENTIFIED COST $289,043,063)	313,422,190
		TOTAL INVESTMENTS—96.9% (IDENTIFIED COST $2,469,449,727)[8]	2,547,145,344
		OTHER ASSETS AND LIABILITIES - NET—3.1%[9]	80,956,833
		TOTAL NET ASSETS—100%	$2,628,102,177
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $878,884,767, which represented 33.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $877,811,759, which represented 33.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144Athat have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$1,093,812	$888,750
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$192,138	$184,258
3	Issuer in default.
4	Non-income producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holding.
8	At July 31, 2013, the cost of investments for federal tax purposes was $2,473,595,231. The net unrealized appreciation of investments for federal tax purposes was $73,550,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,198,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,648,127.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,233,226,898	$10	$2,233,226,908
Equity Securities:
Common Stocks
Domestic	93,414	—	281	93,695
Preferred Stock
Domestic	—	316,009	—	316,009
Warrants	86,542	—	—	86,542
Mutual Funds[1]	313,422,190	—	—	313,422,190
TOTAL SECURITIES	$313,602,146	$2,233,542,907	$291	$2,547,145,344
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013